Note 17 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Cost	Land and Buildings	Right of use assets	Mine development, infrastructure and other	Assets under construction and decommissioning assets	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant&	Total

Balance at January 1, 2021	11,315	442	23,983	84,856	40,644	1,235	2,995	392	165,862
Additions*	–	528	678	24,851	3,531	134	176	1,581	31,479
Impairments@	–	–	–	(65)	(1,565)	–	–	–	(1,630)
Derecognised plant and equipment	–	(402)	–	–	–	–	–	–	(402)
Reallocations between asset classes #	3,120	–	49,253	(74,166)	21,785	8	–	–	–
Foreign exchange movement	–	(25)	–	–	(76)	(35)	(2)	(33)	(171)
Balance at December 31, 2021	14,435	543	73,914	35,476	64,319	1,342	3,169	1,940	195,138

Balance at January 1, 2022	14,435	543	73,914	35,476	64,319	1,342	3,169	1,940	195,138
Additions	–	–	–	31,711	3,049	243	147	12,198	47,348
Impairments@	–	–	(8,518)	–	(998)	–	–	–	(9,516)
Reallocations between asset classes	759	–	15,886	(20,734)	4,089	–	–	–	–
Acquisition of Bilboes oxide assets (Tribute)	–	–	872	–	–	–	–	–	872
Foreign exchange movement	–	(18)	–	–	26	(22)	(2)	–	(16)
Balance at December 31, 2022	15,194	525	82,154	46,453	70,485	1,563	3,314	14,138	233,826
Accumulated depreciation and Impairment losses	Land and Buildings	Right of use assets	Mine development, infrastructure and other	Assets under construction and decommissioning assets	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant	Total

Balance at January 1, 2021	6,233	213	6,443	530	22,685	849	2,430	–	39,383
Depreciation for the year	1,102	115	2,467	70	3,953	136	203	–	8,046
Derecognition	–	(230)	–	–	–	–	–	–	(230)
Accumulated depreciation for impairments	–	–	–	–	(1,133)	–	–	–	(1,133)
Foreign exchange movement	–	(1)	–	–	–	(27)	(2)	–	(30)
Balance at December 31, 2021	7,335	97	8,910	600	25,505	958	2,631	–	46,036

Balance at January 1, 2022	7,335	97	8,910	600	25,505	958	2,631	–	46,036
Depreciation for the year	1,015	137	3,990	93	4,527	163	216	–	10,141
Accumulated depreciation for impairments	–	–	(532)	–	(775)	–	–	–	(1,307)
Foreign exchange movement	–	(4)	–	–	–	(21)	(2)	–	(27)
Balance at December 31, 2022	8,350	230	12,368	693	29,257	1,100	2,845	–	54,843

Carrying amounts
At December 31, 2021	7,100	446	65,004	34,876	38,814	384	538	1,940	149,102
At December 31, 2022	6,844	295	69,786	45,760	41,228	463	469	14,138	178,983

Disclosure of non-cash items excluded from acquisition of property, plant and equipment [text block]
	2022	2021

Net Property, plant and equipment included in Prepayments	(4,445)	893
Net Property, plant and equipment included in Trade and other payables	(1,876)	50
Bilboes oxide project payable (note 29)	(872)	-
Change in estimate - adjustment capitalised in Property, plant and equipment (note 28)	468	408
Acquisition - Maligreen included in Provisions (note 28)	-	(135)
Additions to right of use assets (note 19)	-	(528)
Derecognition of right of use assets (note 19)	-	172
Finance cost – Capitalised to property, plant and equipment (note 15)	-	(17)
Total non-cash items excluded from acquisition of Property, plant and equipment	(6,725)	843